Fee and Commission Income	6 Months Ended
Sep. 30, 2023
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Fee and Commission Income
13	FEE AND COMMISSION INCOME
Fee and commission income for the six months ended September 30, 2023 and 2022 consisted of the following:

	For the six months ended September 30,
	2023	2022

	(In millions)
Loans	¥71,500	¥68,340
Credit card business	207,529	181,965
Guarantees	41,245	35,386
Securities-related business	88,549	55,537
Deposits	9,016	8,560
Remittances and transfers	74,658	73,526
Safe deposits	2,195	2,051
Trust fees	3,785	3,044
Investment trusts	82,543	74,220
Agency	4,746	4,630
Others	104,949	100,287

Total fee and commission income	¥690,715	¥607,546

Fee and commission income can be mainly disaggregated into loans, credit card business, securities-related business, remittances and transfers and investment trusts by types of services. Loan transaction fees principally arise in the Wholesale Business Unit and the Global Business Unit. Fees obtained through credit card business principally arise in the Retail Business Unit. Fees obtained through securities-related business principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Remittance and transfer fees principally arise in the Wholesale Business Unit, the Retail Business Unit and the Global Business Unit. Fees and commissions obtained through investment trusts principally arise in the Retail Business Unit and Head office account and others, which include the investment advisory and investment trust management businesses.